Accounting policies (Details) - Schedule of new accounting standards and amendments	12 Months Ended
Dec. 31, 2021
IFRS 4 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments [Line Items]
Name	Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9
Effective date	01.01.2021
IFRS 9, IAS 39, IFRS 7, IFRS 4, IFRS 16 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments [Line Items]
Name	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 interest rate benchmark reform – phase 2
Effective date	01.01.2021
IFRS 16 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments [Line Items]
Name	Amendments to IFRS 16 Leases: Covid-19-related rent concessions beyond June 30, 2021
Effective date	01.04.2021
IFRS 17 [member]
Accounting policies (Details) - Schedule of new accounting standards and amendments [Line Items]
Name	Insurance contracts
Effective date	01.01.2023
IFRS 17 one [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments [Line Items]
Name	Amendments to IFRS 17 Insurance contracts: Initial application of IFRS 17 and IFRS 9 – comparative information
Effective date	01.01.2023
IAS 1 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments [Line Items]
Name	Amendments to IAS 1: Presentation of financial statements: Classification of liabilities as current or non-current
Effective date	01.01.2023
IAS 1 one [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments [Line Items]
Name	Amendments to IAS 1: Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting
Effective date	01.01.2023
IAS 8 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments [Line Items]
Name	Amendments to IAS 8: Accounting policies, changes in accounting estimates and errors: definition of accounting estimates
Effective date	01.01.2023
IAS 12 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments [Line Items]
Name	Amendments to IAS 12: Income Taxes: Deferred tax related to assets and liabilities arising from a single transaction
Effective date	01.01.2023
IFRS 3, IAS 16, IAS 37, Annual Improvements 2018 – 2020 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments [Line Items]
Name	Amendments to IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets; and annual improvements 2018-2020
Effective date	01.01.2022